Fair Value Measurements and Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	$ 184,394	$ 265,946	$ 142,057	$ 257,943
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	932,414	1,016,050
Long-term debt	1,068,022	1,404,445
Finance lease, liability	1,661,992	1,697,080
Malt Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	292,545	279,561
Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash - current and - long-term	3,000	5,200
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	93,986	88,519
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	194,587	286,971
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	184,394	265,946
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,661,992	1,697,080
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	873,435	1,117,474
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	55,582	51,046
Derivative Liability	156	291
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	4,634	3,263
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	23,680	23,041
Carrying Amount Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	221	398
Carrying Amount Asset (Liability) | Level 2 | Fair Value, Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	22,323	63,120
Carrying Amount Asset (Liability) | Level 2 | Fair Value, Nonrecurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	2,000	0
Carrying Amount Asset (Liability) | Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring | Malt Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	0	279,561
Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		15,100
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	203,226	288,448
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	184,394	265,946
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,652,621	1,665,094
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	875,260	1,111,728
Fair Value Asset (Liability) | Level 2 | Recurring | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	55,582	51,046
Derivative Liability	156	291
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	4,634	3,263
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	23,680	23,041
Fair Value Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	221	398
Fair Value Asset (Liability) | Level 2 | Fair Value, Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	22,323	63,120
Fair Value Asset (Liability) | Level 2 | Fair Value, Nonrecurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	2,000	0
Fair Value Asset (Liability) | Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring | Malt Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 0	$ 279,561